INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES
Schedule of income tax liabilities

	As of December 31,
	2025	2024
At the beginning of the year	(5,999)	(4,474)
Current income tax expense	(196,068)	(14,344)
Acquisitions through business combination (*)	—	(1,096)
Payments	15,012	9,703
RECPAM and currency translation adjustments	40,966	3,344
Income tax withholdings	79,348	868
At the end of the year	(66,741)	(5,999)
(*)	In 2024 corresponds to the acquisitions of TSMA and Manda.

Schedule of deferred Income tax assets/(liabilities), net

	December 31,
	2025	2024
Tax carryforward	(33,716)	(54,672)
Allowance for doubtful accounts	(96,729)	(40,854)
Legal Claims and contingent liabilities	(183,354)	(11,763)
PP&E, intangible assets and right of use assets	1,451,360	1,704,559
Cash dividends from foreign companies	40,346	25,976
Income tax inflation adjustment effect	—	192,431
Other deferred tax liabilities (assets), net	(45,479)	(2,099)
Total deferred tax liabilities, net	1,132,428	1,813,578
Actions for recourse tax receivable	(888)	(1,168)
Total deferred tax liability, net	1,131,540	1,812,410

Net deferred tax assets	48,434	43,398
Net deferred tax liabilities	(1,179,974)	(1,855,808)

Movements in Deferred Income tax assets/(liabilities), net are as follows:

	December 31,
	2025	2024
At the beginning of the year	(1,812,410)	(1,281,435)
Increases in Deferred tax	242,500	(523,893)
Currency translation adjustments	1,776	(7,979)
Other comprehensive income	(1,283)	2,416
Acquisitions through business combination (1)	437,877	(1,519)
At the end of the year	(1,131,540)	(1,812,410)
(1)	In 2025 corresponds to the deferred tax asset arising from the acquisition of TMA (see Note 29). In 2024 corresponds to the deferred tax liability arising from the acquisitions of TSMA and Manda.

Schedule of Income tax expense differed from the amounts computed by applying the statutory income tax rate of each company to pre-tax income

	Years ended December 31,
	2025	2024	2023

	Profit (loss)
Income (loss) before income tax expense	(191,736)	1,897,467	(1,684,256)
Non-taxable items – Losses from associates and joint ventures	3,742	15,094	5,408
Non-taxable items – Other	(43,305)	(2,474)	3,722
Restatement in current currency of Equity, goodwill and other	931,163	1,344,272	2,911,454
Subtotal	699,864	3,254,359	1,236,328
Effective income tax rate	32.40%	34.31%	33.65%
Income tax expense at statutory tax rate of each company	(226,770)	(1,116,688)	(415,974)
Deferred tax liability restatement in current currency and other	750,460	1,761,242	2,648,155
Income tax inflation adjustment	(449,199)	(1,174,749)	(1,231,124)
Unrecoverable tax loss carryforwards	(7,459)	—	—
Income tax on cash dividends of foreign companies	(20,600)	(8,042)	(32,067)
Income tax benefit (expense) (1) (2)	46,432	(538,237)	968,990

Current tax	(196,068)	(14,344)	(8,305)
Deferred tax	242,500	(523,893)	977,295
Income tax benefit (expense)	46,432	(538,237)	968,990
(1)	In 2025, 2024 and 2023, includes $455 million, $3,566 million and $(1,635) million, respectively, corresponding to the adjustments made in the tax returns for 2024, 2023 and 2022, respectively. In 2025 and 2024, includes $43,338 million and $67,074 million, respectively, corresponding to the adjustments made to the income tax provision for fiscal years 2025 and 2024, which include, among others, the effects related to the full application of the inflation adjustment mechanisms for tax purposes detailed in “Income tax – Inflation adjustment for tax purposes – Telecom Argentina.”
(2)	In 2024 includes $282 million related to a creditable withholding originated in the subsidiary MFH, which is not an income tax liable entity.